UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price Capital Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

Capital Opportunity Fund, Inc.	September 30, 2008

T. ROWE PRICE CAPITAL OPPORTUNITY FUND

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 99.1%		
CONSUMER DISCRETIONARY 9.3%		
Auto Components 0.1%		
Johnson Controls	7,900	240
		240
Automobiles 0.3%		
GM	27,200	257
Harley-Davidson	8,900	332
		589
Diversified Consumer Services 0.4%		
Apollo Group, Class A (1)	4,000	237
H&R Block	31,900	726
		963
Hotels, Restaurants & Leisure 2.0%		
International Game Technology	26,600	457
Las Vegas Sands (1)	5,500	198
Marriott, Class A	26,100	681
McDonald's	25,100	1,549
Melco Crown Entertainment, ADR (1)	31,500	126
MGM Mirage (1)	10,586	302
Wynn Resorts	3,100	253
Yum! Brands	21,900	714
		4,280
Household Durables 0.6%		
Fortune Brands	7,300	419
Harman International	2,000	68
Leggett & Platt	10,900	237
Lennar, Class A	33,700	512

Stanley Works	2,700	113
		1,349
Internet & Catalog Retail 0.7%		
Amazon.com (1)	16,800	1,222
Expedia (1)	19,500	295
		1,517
Leisure Equipment & Products 0.1%		
Mattel	11,300	204
		204
Media 2.5%		
Ascent Media, Series A (1)	700	17
Cablevision, Class A	7,500	189
Discovery Communications, Series A (1)	7,000	100
Discovery Communications, Series C (1)	7,600	108
Disney	28,000	859
Lamar Advertising (1)	9,500	293
Liberty Entertainment, Series A (1)	8,700	217
McGraw-Hill	3,800	120
News Corporation, Class A	20,800	249
Omnicom	16,000	617
Scripps Networks Interactive	1,800	65
Shaw Communications, Class B	8,200	167
Sirius XM Radio (1)	94,380	54
Time Warner	101,900	1,336
Time Warner Cable, Class A (1)	31,100	753
Viacom, Class B (1)	6,400	159
		5,303
Multiline Retail 0.7%		
Kohl's (1)	26,200	1,207
Target	4,940	242
		1,449

Specialty Retail 1.6%		
Bed Bath & Beyond (1)	33,400	1,049
Best Buy	2,325	87
GameStop (1)	1,600	55
Home Depot	41,440	1,073
Lowes	47,460	1,124
Sherwin-Williams	2,000	114
		3,502
Textiles, Apparel & Luxury Goods 0.3%		
Coach (1)	12,100	303
Nike, Class B	5,200	348
		651
Total Consumer Discretionary		20,047
CONSUMER STAPLES 11.8%		
Beverages 3.4%		
Anheuser-Busch	18,175	1,179
Coca-Cola	52,340	2,768
Coca-Cola Enterprises	24,500	411
Dr. Pepper Snapple (1)	10,500	278
PepsiCo	37,765	2,691
		7,327
Food & Staples Retailing 2.9%		
Costco Wholesale	10,000	649
CVS Caremark	34,639	1,166
Kroger	9,100	250
SUPERVALU	8,300	180
Sysco	15,600	481
Wal-Mart	52,660	3,154
Walgreen	13,400	415

Whole Foods Market	2,600	52
		6,347
Food Products 0.9%		
Archer-Daniels-Midland	7,800	171
General Mills	2,155	148
Kraft Foods, Class A	40,187	1,316
Sara Lee	23,300	295
		1,930
Household Products 3.0%		
Clorox	9,200	577
Colgate-Palmolive	4,985	376
Kimberly-Clark	15,800	1,024
Procter & Gamble	66,761	4,653
		6,630
Personal Products 0.2%		
Avon	9,100	378
		378
Tobacco 1.4%		
Lorillard	8,400	598
Philip Morris International	49,010	2,357
		2,955
Total Consumer Staples		25,567
ENERGY 13.6%		
Energy Equipment & Services 3.2%		
Baker Hughes	16,720	1,012
BJ Services	16,780	321
FMC Technologies (1)	12,080	562
Halliburton	2,500	81
Nabors Industries (1)	9,300	232

National Oilwell Varco (1)	6,398	321
Schlumberger	41,880	3,271
Smith International	4,200	246
Transocean (1)	9,183	1,009
		7,055
Oil, Gas & Consumable Fuels 10.4%		
Arch Coal	2,600	86
Chevron	48,272	3,982
ConocoPhillips	18,120	1,327
CONSOL Energy	9,800	450
Devon Energy	7,100	648
EOG Resources	8,840	791
ExxonMobil	119,328	9,267
Murphy Oil	14,800	949
Newfield Exploration (1)	6,100	195
Noble Energy	1,500	83
Occidental Petroleum	13,660	962
Peabody Energy	7,900	356
Range Resources	3,500	150
Spectra Energy	30,200	719
Sunoco	11,000	391
Total, ADR	6,060	368
Valero Energy	13,400	406
Williams Companies	10,800	255
XTO Energy	23,350	1,086
		22,471
Total Energy		29,526
FINANCIALS 15.5%		
Capital Markets 2.9%		
Ameriprise Financial	17,400	665
Bank of New York Mellon	16,800	547

Charles Schwab	2,500	65
Franklin Resources	4,200	370
Goldman Sachs	12,200	1,562
Invesco	15,000	315
Lazard	13,900	594
Merrill Lynch	23,600	597
Morgan Stanley	16,600	382
Northern Trust	4,500	325
Och-Ziff Capital Management	2,100	24
State Street	14,500	825
		6,271
Commercial Banks 3.1%		
BB&T	3,600	136
First Horizon National	37,617	352
Marshall & Ilsley	28,000	564
National City	92,900	163
PNC Financial Services	16,800	1,255
U.S. Bancorp	43,600	1,571
Wachovia	34,100	119
Wells Fargo	68,100	2,556
		6,716
Consumer Finance 0.1%		
American Express	8,000	283
		283
Diversified Financial Services 5.3%		
Bank of America	71,196	2,492
CIT Group	12,400	86
Citigroup	169,800	3,483
CME Group	1,220	453
IntercontinentalExchange (1)	1,500	121
JPMorgan Chase	100,700	4,703

Moody's	2,000	68
		11,406
Insurance 2.9%		
ACE	6,100	330
AFLAC	6,000	353
Aon	15,000	674
Assurant	3,300	182
Axis Capital Holdings	11,500	365
Chubb	5,400	297
Hartford Financial Services	3,800	156
Loews	9,000	355
Marsh & McLennan	3,100	98
MetLife	23,400	1,310
Prudential Financial	8,700	626
Travelers	21,159	956
XL Capital	25,000	449
		6,151
Real Estate Investment Trusts (REITs) 1.2%		
Boston Properties, REIT	6,500	609
Equity Residential, REIT	16,800	746
ProLogis, REIT	8,600	355
Simon Property Group, REIT	9,900	960
		2,670
Total Financials		33,497
HEALTH CARE 12.9%		
Biotechnology 2.0%		
Amgen (1)	22,300	1,322
Biogen Idec (1)	6,100	307
Celgene (1)	12,500	791
Cephalon (1)	2,700	209

Genentech (1)	1,890	168
Genzyme (1)	600	48
Gilead Sciences (1)	34,160	1,557
		4,402
Health Care Equipment & Supplies 2.7%		
Baxter International	16,400	1,076
Becton, Dickinson and Company	5,100	409
Boston Scientific (1)	22,400	275
C.R. Bard	2,200	208
Covidien	15,750	847
Hospira (1)	2,900	111
Intuitive Surgical (1)	1,300	313
Medtronic	30,700	1,538
St. Jude Medical (1)	7,400	322
Stryker	6,000	374
Zimmer Holdings (1)	5,700	368
		5,841
Health Care Providers & Services 2.0%		
Aetna	6,900	249
AmerisourceBergen	8,300	312
Cardinal Health	1,600	79
CIGNA	14,000	476
Humana (1)	12,200	503
McKesson	10,200	549
Medco (1)	21,200	954
UnitedHealth Group	12,400	315
WellPoint (1)	19,700	921
		4,358
Life Sciences Tools & Services 0.1%		
Waters Corporation (1)	4,500	262
		262

Pharmaceuticals 6.1%		
Abbott Laboratories	28,800	1,658
Allergan	12,900	664
Bristol Myers Squibb	44,200	922
Eli Lilly	20,100	885
Johnson & Johnson	59,800	4,143
Merck	58,800	1,856
Pfizer	41,800	771
Schering-Plough	41,600	768
Warner Chilcott (1)	6,900	104
Wyeth	38,700	1,430
		13,201
Total Health Care		28,064
INDUSTRIALS & BUSINESS SERVICES 10.1%		
Aerospace & Defense 2.8%		
Boeing	15,000	860
General Dynamics	11,300	832
Honeywell International	11,500	478
Lockheed Martin	8,700	954
Northrop Grumman	9,400	569
Precision Castparts	1,600	126
Raytheon	5,700	305
Rockwell Collins	8,300	399
United Technologies	26,000	1,562
		6,085
Air Freight & Logistics 0.5%		
Expeditors International of Washington	17,200	599
UPS, Class B	9,600	604
		1,203

Airlines 0.1%		
Southwest Airlines	14,100	205
		205
Building Products 0.2%		
Masco	22,900	411
		411
Commercial Services & Supplies 0.4%		
Allied Waste Industries (1)	60,600	673
Republic Services	6,900	207
		880
Construction & Engineering 0.2%		
Fluor	4,400	245
Foster Wheeler (1)	2,700	98
Quanta Services (1)	1,900	51
		394
Electrical Equipment 0.1%		
Cooper Industries, Class A	3,800	152
		152
Industrial Conglomerates 2.5%		
3M	17,900	1,223
GE	136,400	3,478
Tyco International	22,150	776
		5,477
Machinery 2.3%		
Danaher	24,700	1,714
Deere	20,000	990
Illinois Tool Works	19,700	876
ITT	5,400	300
Joy Global	2,400	108

PACCAR	12,400	474
Terex (1)	17,200	525
		4,987
Professional Services 0.1%		
Robert Half International	6,640	164
		164
Road & Rail 0.9%		
Canadian National Railway	9,800	469
CSX	7,500	409
Norfolk Southern	4,600	304
Union Pacific	12,000	854
		2,036
Total Industrials & Business Services		21,994
INFORMATION TECHNOLOGY 16.2%		
Communications Equipment 2.6%		
Alcatel-Lucent, ADR (1)	96,196	369
Cisco Systems (1)	58,100	1,311
Corning	11,700	183
JDS Uniphase (1)	47,200	399
Juniper Networks (1)	43,400	915
Motorola	73,800	527
QUALCOMM	42,000	1,805
		5,509
Computers & Peripherals 4.3%		
Apple (1)	20,300	2,308
Dell (1)	59,300	977
EMC (1)	43,400	519
Hewlett-Packard	47,800	2,210

IBM	28,700	3,356
		9,370
Electronic Equipment & Instruments 0.7%		
Agilent Technologies (1)	9,700	288
Tyco Electronics	47,550	1,315
		1,603
Internet Software & Services 1.3%		
Google, Class A (1)	5,900	2,363
Monster Worldwide (1)	5,200	77
VeriSign (1)	16,600	433
		2,873
IT Services 1.3%		
Accenture, Class A	21,030	799
Automatic Data Processing	13,250	566
Computer Sciences (1)	7,200	289
Fiserv (1)	4,300	204
MasterCard, Class A	1,200	213
Paychex	6,600	218
Western Union	20,300	501
		2,790
Semiconductor & Semiconductor Equipment 2.2%		
Analog Devices	9,100	240
Applied Materials	30,500	461
Broadcom, Class A (1)	22,400	417
Intel	65,900	1,234
KLA-Tencor	4,800	152
Marvell Technology Group (1)	59,600	554
MEMC Electronic Materials (1)	5,000	141
National Semiconductor	13,300	229
Texas Instruments	51,800	1,114

Xilinx	12,900	303
		4,845
Software 3.8%		
Autodesk (1)	27,000	906
Electronic Arts (1)	8,700	322
Microsoft	203,400	5,428
Oracle (1)	47,600	967
Red Hat (1)	36,500	550
		8,173
Total Information Technology		35,163
MATERIALS 3.4%		
Chemicals 2.1%		
CF Industries	1,800	165
Dow Chemical	8,700	276
DuPont	32,300	1,302
Ecolab	3,800	184
International Flavors & Fragrances	2,700	107
Monsanto	14,000	1,386
Potash Corporation of Saskatchewan	1,200	158
Praxair	11,900	854
Sigma Aldrich	2,200	115
		4,547
Metals & Mining 0.9%		
Agnico-Eagle Mines	6,900	380
Alcoa	16,100	364
Cleveland-Cliffs	3,700	196
Freeport-McMoRan Copper & Gold	9,144	520
Nucor	5,800	229
Teck Cominco, Class B	5,100	148
		1,837

Paper & Forest Products 0.4%		
International Paper	17,400	455
MeadWestvaco	6,500	151
Weyerhaeuser	4,600	279
		885
Total Materials		7,269
TELECOMMUNICATION SERVICES 2.9%		
Diversified Telecommunication Services 1.9%		
AT&T	149,057	4,162
		4,162
Wireless Telecommunication Services 1.0%		
American Tower, Class A (1)	15,717	565
Crown Castle International (1)	11,900	345
MetroPCS Communications (1)	32,600	456
NII Holdings, Class B (1)	4,100	155
Sprint Nextel	115,500	705
		2,226
Total Telecommunication Services		6,388
UTILITIES 3.4%		
Electric Utilities 1.4%		
Duke Energy	16,900	295
Entergy	11,100	988
FirstEnergy	13,100	878
PPL	22,400	829
		2,990
Independent Power Producers & Energy Traders 0.6%		
AES (1)	48,700	569
Constellation Energy	6,200	151

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Opportunity Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Capital Opportunity Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
 On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2008:

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments for federal income tax purposes was $216,176,000. Net unrealized gain aggregated $359,000 at period-end, of which $23,130,000 related to appreciated investments and $22,771,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	November 19, 2008